INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 35,378	$ 35,378
Accumulated amortization	25,911	24,963
Intangible assets, net	9,467	10,415
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	25,561	25,561
Accumulated amortization	$ 16,139	15,297
Weighted average amortization period (years)	8 years 2 months 12 days
Customers relationships and brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 9,817	9,817
Accumulated amortization	$ 9,772	$ 9,666
Weighted average amortization period (years)	5 years 9 months 18 days